Notes Payable, Related Parties (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 04, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2019
Notes Payable, Related Parties (Textual)
Principal amount					$ 714,286
Notes payable maturity date		Dec. 19, 2021
Net unamortized debt discount			$ 338,873
Write-off of unamortized debt costs			168,366
Balance of notes amount				$ 3,300,444
Loss on extinguishment of debt			757,239
Forbearance fee			$ 250,000
Goedeker [Member]
Notes Payable, Related Parties (Textual)
Subordinated promissory note percentage			9.00%
Principal amount			$ 4,100,000
Goedeker [Member] | Initial Public Offering [Member]
Notes Payable, Related Parties (Textual)
Settlement agreement, description	(i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the IPO, the Company agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%. In accordance with the terms of the amended and restated note, the Company used a portion of the proceeds from the IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.